Deferred Taxes - Schedule of Deferred Tax (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Brera Holdings [Member]
Schedule of Deferred Tax [Line Items]
Net loss before taxes for the period	€ 5,089,998
Permanent differences	1,678,703
Expected in tax recovery at statutory income tax rates	509,015
Difference in tax rates, foreign exchange, and other
Change in deferred tax assets not recognized
Income tax recovery	€ 509,015
UYBA [Member]
Schedule of Deferred Tax [Line Items]
Net loss before taxes for the period		€ 4,870,580
Permanent differences
Expected in tax recovery at statutory income tax rates		(6,647)
Difference in tax rates, foreign exchange, and other
Change in deferred tax assets not recognized
Income tax recovery		€ (6,647)
Brera Milano [Member]
Schedule of Deferred Tax [Line Items]
Net loss before taxes for the period			€ 1,226,855
Permanent differences
Expected in tax recovery at statutory income tax rates
Difference in tax rates, foreign exchange, and other
Change in deferred tax assets not recognized
Income tax recovery